Receivables (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Credit card payments in process of settlement	$ 490,737
Vendor rebates receivable	967,565
Trade receivables from customers	360,685	578,569
Total receivables	1,818,987	578,569
Allowance for doubtful accounts	(29,001)	(29,001)	$ (14,001)
Accounts receivable, net	$ 1,789,986	$ 549,568	$ 310,363